BALANCE SHEET INFORMATION - Schedule of Intangible Assets, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets, Gross	$ 13,411	$ 13,411	$ 13,411	$ 13,808
Finite-Lived Intangible Assets, Accumulated Amortization	(12,669)	(11,742)	(8,470)	(4,224)
Finite-Lived Intangible Assets, Net, Total	742	1,669	4,941	9,584
Developed Technology Rights [Member]
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets, Gross	9,013	9,013	9,013	9,208
Finite-Lived Intangible Assets, Accumulated Amortization	(9,013)	(8,550)	(6,269)	(3,121)
Finite-Lived Intangible Assets, Net, Total	0	463	2,744	6,087
Customer Lists [Member]
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets, Gross	4,398	4,398	4,398	4,600
Finite-Lived Intangible Assets, Accumulated Amortization	(3,656)	(3,192)	(2,201)	(1,103)
Finite-Lived Intangible Assets, Net, Total	$ 742	$ 1,206	$ 2,197	$ 3,497